The Jensen Portfolio - I Shares

March 16, 2005

Supplement to the Prospectus
dated September 29, 2004

We are pleased to announce that Robert McIver, Portfolio Manager and Director of Operations for Jensen Investment Management, Inc., has joined the investment adviser’s investment committee, which is responsible for all of the investment decisions for The Jensen Portfolio (the “Fund”).

The prospectus is amended as follows:

Under the subheading “Management of the Fund - Investment Adviser”, please note the above change to the members of the investment committee as reflected in the second paragraph.

In addition, please add the following paragraph:

Robert McIver joined Jensen in 2004 as Portfolio Manager and Director of Operations. Mr. McIver has over 14 years experience in the banking and investment businesses, including ten years with Schroder Investment Management in London and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America. Most recently, he led two private companies in British Columbia, Canada from 2001 - 2004. Mr. McIver is a Fellow of the UK’s Securities Institute.

Please Retain this Supplement for Future Reference

The Jensen Portfolio - J Shares

March 16, 2005

Supplement to the Prospectus
dated September 29, 2004

We are pleased to announce that Robert McIver, Portfolio Manager and Director of Operations for Jensen Investment Management, Inc., has joined the investment adviser’s investment committee, which is responsible for all of the investment decisions for The Jensen Portfolio (the “Fund”).

The prospectus is amended as follows:

Under the subheading “Management of the Fund - Investment Adviser”, please note the above change to the members of the investment committee as reflected in the second paragraph.

In addition, please add the following paragraph:

Robert McIver joined Jensen in 2004 as Portfolio Manager and Director of Operations. Mr. McIver has over 14 years experience in the banking and investment businesses, including ten years with Schroder Investment Management in London and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America. Most recently, he led two private companies in British Columbia, Canada from 2001 - 2004. Mr. McIver is a Fellow of the UK’s Securities Institute.

Please Retain this Supplement for Future Reference

The Jensen Portfolio - R Shares

March 16, 2005

Supplement to the Prospectus
dated September 29, 2004

We are pleased to announce that Robert McIver, Portfolio Manager and Director of Operations for Jensen Investment Management, Inc., has joined the investment adviser’s investment committee, which is responsible for all of the investment decisions for The Jensen Portfolio (the “Fund”).

The prospectus is amended as follows:

Under the subheading “Management of the Fund - Investment Adviser”, please note the above change to the members of the investment committee as reflected in the second paragraph.

In addition, please add the following paragraph:

Robert McIver joined Jensen in 2004 as Portfolio Manager and Director of Operations. Mr. McIver has over 14 years experience in the banking and investment businesses, including ten years with Schroder Investment Management in London and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America. Most recently, he led two private companies in British Columbia, Canada from 2001 - 2004. Mr. McIver is a Fellow of the UK’s Securities Institute.

Please Retain this Supplement for Future Reference